Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule Of Property Plant And Equipment Explanatory
Depreciation is calculated to write off the cost of property, plant and equipment, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

	Estimated useful lives	Estimated residual value rate
Buildings	8 - 30 years	3%
Telecommunications transceivers, switching centers, transmission and other network equipment	5 - 10 years	0 - 3%
Office equipment, furniture, fixtures and others	3 - 10 years	3%